Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Incentive Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation expenses		$ 6,532
Unrecognized compensation expenses, recognition period		11 months 15 days
Incentive Shares | General and Administrative Expenses
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense	$ 2,417	$ 2,497	$ 1,003
Incentive Shares | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Requisite service period	3 years
Incentive Shares | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Requisite service period	5 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average exercise price of stock options granted		$ 2.73
Unrecognized compensation expenses	$ 3,337
Unrecognized compensation expenses, recognition period	10 months 24 days
Share-based Plans
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares available for grants	9,499,144
Share-based compensation description	the Company’s total approved ordinary shares available for grants under the 2016 Equity Incentive plan was 9,499,144